Related Parties and Other Relationships - Schedule of Related Party Activities (Detail) - Affiliated entity - Transition Services Agreement With Supervalu [Member] - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Dec. 02, 2017	Dec. 03, 2016	Feb. 25, 2017	Feb. 27, 2016	Feb. 28, 2015
Related Party Transaction [Line Items]
Supply agreements included in Cost of sales	$ 1,287.9	$ 1,353.9	$ 1,749.1	$ 1,496.6	$ 1,359.4
Selling and administrative expenses	96.5	123.9	157.1	190.6	215.2
Total	$ 1,384.4	$ 1,477.8	$ 1,906.2	$ 1,687.2	$ 1,574.6